FINANCIAL INSTRUMENTS AND DERIVATIVES Net Investment Hedges (Details) € in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CHF (SFr)	Sep. 04, 2014 CHF (SFr)	Feb. 14, 2014 USD ($)	Feb. 14, 2014 EUR (€)
Derivative [Line Items]
Derivative, Cash Received on Hedge	$ 35,400
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	452,701,000
Derivative, Notional amount maturing within 12 months	451,095,000
Foreign Exchange Contract | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount				$ 650,000	€ 449.8
Foreign Exchange Contract | Net Investment Hedging | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	418,194,000
Derivative, Notional amount maturing within 12 months	237,532,000
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	408,582,000
Derivative, Notional amount maturing within 12 months	408,582,000
Foreign Exchange Forward [Member] | Net Investment Hedging | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount | SFr		SFr 258.1	SFr 432.5
Derivative, Cash Received on Hedge	$ 100,000